Bank Loans and Notes Payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Borrowings

Expressed in millions of mexican pesos. (1)	2021	2022	2023	2024	2025	2026 and following years	Carrying value as of December 31, 2020	Fair value as of December 31, 2020	Carrying value as of December 31, 2019

Short- term debt:
Fixed rate debt:
Colombian pesos
Bank loans	—	—	—	—	—	—	—	—	230
Interest rate	—	—	—	—	—	—	—		4.37%
Argentine pesos
Bank loans	711	—	—	—	—	—	711	711	126
Interest rate	44.73%	—	—	—	—	—	44.73%		63.50%
Uruguayan pesos
Bank loans	498	—	—	—	—	—	498	498	63
Interest rate	15.13%	—	—	—	—	—	15.13%		11.59%
Subtotal	1,209	—	—	—	—	—	1,209	1,209	419
Variable rate debt:
Colombian pesos
Bank loans	436	—	—	—	—	—	436	436	431
Interest rate	3.08%	—	—	—	—	—	3.08%		4.66%
Argentine pesos
Bank loans	—	—	—	—	—	—	—	—	32
Interest rate	—	—	—	—	—	—	—		54.25%
Subtotal	436	—	—	—	—	—	436	436	463
Short- term debt	1,645	—	—	—	—	—	1,645	1,645	882

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bond	—	—	—	—	—	50,598	50,598	57,967	37,575
Interest rate	—	—	—	—	—	3.09%	3.09%		4.48%
Mexican pesos
Senior notes	2,500	—	7,497	—	—	11,486	21,483	22,638	18,484
Interest rate	8.27%	—	5.46%	—	—	7.73%	7.00%		6.95%

Expressed in millions of mexican pesos. (1)	2021	2022	2023	2024	2025	2026 and following years	Carrying value as of December 31, 2020	Fair value as of December 31, 2020	Carrying value as of December 31, 2019
Brazilian reais
Bank loans	59	50	29	19	—	—	157	157	309
Interest rate	6.04%	6.05%	6.40%	6.62%	—	—	6.18%		6.05%
Uruguayan pesos
Bank loans	770	261	—	—	—	—	1,031	1,032	1,266
Interest rate	10.29%	8.04%	—	—	—	—	9.72%		10.01%
Subtotal	3,329	311	7,526	19	—	62,084	73,269	81,794	57,634
Variable rate debt:
Mexican pesos
Senior notes	—	1,459	—	—	1,722	—	3,181	3,176	1,459
Interest rate	—	4.73%	—	—	4.56%	—	4.64%		7.99%
Bank loans	—	—	—	—	3,737	5,598	9,335	9,400	9,358
Interest rate	—	—	—	—	4.89%	5.15%	5.04%		8.20%
Colombian pesos
Bank loans	—	—	—	—	—	—	—	—	402
Interest rate	—	—	—	—	—	—	—		5.61%
Brazilian reais
Bank loans	43	5	—	—	—	—	48	48	242
Interest rate	8.45%	8.37%	—	—	—	—	8.44%		7.82%
Subtotal	43	1,464	—	—	5,459	5,598	12,564	12,624	11,461
Long term debt	3,372	1,775	7,526	19	5,459	67,682	85,833	94,418	69,095
Current portion of long term debt	3,372	—	—	—	—	—	3,372	—	10,603
Long- term debt	—	1,775	7,526	19	5,459	67,682	82,461	94,418	58,492
(1)All interest rates shown in this table are weighted average contractual annual rates.

Summary of Interest Expense
For the years ended December 31, 2020, 2019 and 2018, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2020	2019	2018
Interest on debts and borrowings	Ps. 6,228	Ps. 4,459	Ps. 4,786
Finance charges for employee benefits	231	200	202
Derivative instruments	1,174	1,946	2,370
Finance charges of leases	105	129	—
Finance operating charges	156	170	210
	Ps. 7,894	Ps. 6,904	Ps. 7,568

Summary of Reconciliation of Liabilities Arising From Financing Activities

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2019	Repayments	Proceeds	New leases	Others	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2020
Short-term bank loans	Ps. 882	Ps. (17,641)	Ps. 18,525	Ps. —	Ps. —	Ps. —	Ps. (121)	Ps. 1,645
Short-term notes payable	—	—	—	—	—	—		—
Total short-term from financing activities	Ps. 882	Ps. (17,641)	Ps. 18,525	Ps. —	Ps. —	Ps. —	Ps. (121)	Ps. 1,645
Long-term bank loans	11,576	(896)	293	—	—	—	(405)	10,568
Long-term notes payable	57,519	(26,650)	43,479	—	—	1,018	(101)	75,265
Total long-term from financing activities	Ps. 69,095	Ps. (27,546)	Ps. 43,772	Ps. —	Ps. —	Ps. 1,018	Ps. (506)	Ps. 85,833

Lease liabilities	Ps. 1,383	Ps. (573)	Ps. —	Ps. 599	Ps. 34	Ps. (13)	Ps. (123)	Ps. 1,306

Total from financing activities	Ps. 71,360	Ps. (45,760)	Ps. 62,297	Ps. 599	Ps. 34	Ps. 1,005	Ps. (750)	Ps. 88,784

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2018	Repayments	Proceeds	New leases	Others	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2019
Short-term bank loans	Ps. 1,382	Ps. (852)	Ps. 503	Ps. —	Ps. —	Ps. —	Ps. (151)	Ps. 882
Short-term notes payable	—	—	—	—	—	—	—	—
Total short-term from financing activities	Ps. 1,382	Ps. (852)	Ps. 503	Ps. —	Ps. —	Ps. —	Ps. (151)	Ps. 882
Long-term bank loans	16,572	(14,926)	10,233	—	—	—	(303)	11,576
Long-term notes payable	63,841	(4,674)	—	—	—	(1,589)	(59)	57,519
Long-term lease liabilities	10	(8)	—	—	—	(1)	(1)	—
Total long-term from financing activities	Ps. 80,423	Ps. (19,608)	Ps. 10,233	Ps. —	Ps. —	Ps. (1,590)	Ps. (363)	Ps. 69,095
Lease liabilities (1)	Ps. 1,798	Ps. (492)	Ps. —	Ps. 215	Ps. (21)	Ps. (37)	Ps. (80)	Ps. 1,383
Total from financing activities	Ps. 83,603	Ps. (20,952)	Ps. 10,736	Ps. 215	Ps. (21)	Ps. (1,627)	Ps. (594)	Ps. 71,360
(1) Beginning balance as of adoption date; January 1st, 2019